Notes to consolidated statement of profit and loss and other comprehensive income - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Grants	€ 422	€ 779	€ 1,598
Research and development incentives	983	641	608
Payroll tax rebates	3,436	1,019	895
Total	€ 4,841	€ 2,439	€ 3,101